Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member] I P O [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] At The Market Offering [Member] Cowen And Company Limited Liability Company [Member] Sales Agreement [Member]	Common Stock [Member] At The Market Offering [Member]	Common Stock [Member]	Preferred Stock [Member] I P O [Member]	Preferred Stock [Member] Private Placement [Member]	Preferred Stock [Member] At The Market Offering [Member]	Preferred Stock [Member]	Additional Paid In Capital [Member] I P O [Member]	Additional Paid In Capital [Member] Private Placement [Member]	Additional Paid In Capital [Member] At The Market Offering [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member] I P O [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member]	Accumulated Other Comprehensive Income [Member] At The Market Offering [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member] I P O [Member]	Retained Earnings [Member] Private Placement [Member]	Retained Earnings [Member] At The Market Offering [Member]	Retained Earnings [Member]	I P O [Member]	Private Placement [Member]	At The Market Offering [Member]	Total
Balance at Dec. 31, 2014					$ 4,932				$ 0				$ 88,701,737				$ 0				$ (96,772,293)				$ (8,065,624)
Balance (in shares) at Dec. 31, 2014					493,178
Stock option exercises					$ 114				0				2,189				0				0				$ 2,303
Stock option exercises (in shares)					11,472																				11,472
Beneficial conversion feature					$ 0				0				1,427,667				0				0				$ 1,427,667
Reclassification of warrant liability to equity					0				0				719,675				0				0				719,675
Conversion of preferred stock into common shares					$ 73,749				0				7,730,423				0				0				7,804,172
Conversion of preferred stock into common shares (in shares)					7,374,852
Demand notes tendered for IPO Units					$ 3,500				0				2,096,500				0				0				2,100,000
Demand notes tendered for IPO Units (in shares)					350,000
Issuance of units, net of offering costs	$ 25,000					$ 0				$ 12,104,133				$ 0				$ 0				$ 12,129,133
Issuance of units, net of offering costs (in shares)	2,500,000
Additional IPO issuance costs					$ 0				0				(58,566)				0				0				(58,566)
Common shares issued in business combination					$ 6,818				0				2,577,272				0				0				2,584,090
Common shares issued in business combination (in shares)					681,818
Common shares issued in financing					$ 11,364				0				4,988,638				0				0				5,000,002
Common shares issued in financing (in shares)					1,136,364
Stock compensation expense					$ 0				0				1,445,088				0				0				1,445,088
Accretion of Series A preferred stock					0				0				(243,762)				0				0				(243,762)
Foreign currency translation					0				0				0				(1,059)				0				(1,059)
Net loss					0				0				0				0				(17,352,073)				(17,352,073)
Balance at Dec. 31, 2015					$ 125,477				0				121,490,994				(1,059)				(114,124,366)				7,491,046
Balance (in shares) at Dec. 31, 2015					12,547,684
Stock option exercises					$ 665				0				23,106				0				0				$ 23,771
Stock option exercises (in shares)					66,502																				66,502
Conversion of preferred stock into common shares					$ 23,094				$ (23,094)				0				0				0				$ 0
Conversion of preferred stock into common shares (in shares)					2,309,428				(2,309,428)
Issuance of units, net of offering costs		$ 67,441		$ 36,199			$ 23,094	$ 0			$ 9,370,214	$ 4,369,774			$ 0	$ 0			$ 0	$ 0			$ 9,460,749	$ 4,405,973
Issuance of units, net of offering costs (in shares) | Scenario Plan [Member]			3,600,000
Issuance of units, net of offering costs (in shares)		6,744,127		3,619,863			2,309,428
Issuance of RSUs					$ 166				$ 0				(167)				0				0				(1)
Issuance of RSUs (in shares)					16,666
Stock compensation expense					$ 0				0				945,461				0				0				945,461
Foreign currency translation					0				0				0				7,235				0				7,235
Net loss					0				0				0				0				(19,166,753)				(19,166,753)
Balance at Dec. 31, 2016					$ 253,042				$ 0				$ 136,199,382				$ 6,176				$ (133,291,119)				3,167,481
Balance (in shares) at Dec. 31, 2016					25,304,272
Issuance of units, net of offering costs (in shares)			21
Net loss																									(4,977,932)
Balance at Mar. 31, 2017																									$ 554,058